Investment in Cauchari-Olaroz Project - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation	44.80%
Loans to Exar Capital	$ 223,122		$ 223,122	$ 223,122		$ 70,856	$ 131,394
Bottom of Range | Shareholder Agreement [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of share in project production basis	49.00%
Percentage of share in construction costs pro rata basis	49.00%
Top of Range | Shareholder Agreement [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of share in project production basis	51.00%
Percentage of share in construction costs pro rata basis	51.00%
Minera Exar S.A.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of Fact and Basis for Preparation of Financial Statements When not Going Concern basis	100.00%		100.00%	100.00%
Annual royalty due				$ 200
Royalty expiration description				Annual royalty of $200 due in May of every year and expiring in 2041
Annual fees due in 2023				$ 381
Annual fees due in between 2024 and 2061				503
Commitments related to construction contracts	$ 838		$ 838	838
Minera Exar S.A. | After 2020 Cauchari Transaction | Event After The Reporting Period [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Additional Loans Received From The Third Party	30,000		30,000	30,000
Minera Exar S.A. | After 2020 Cauchari Transaction | Loan Secured By Letter Of Credit [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loan received from a third party to fund construction	$ 50,000		$ 50,000	$ 50,000
Minera Exar S.A. | JEMSE Arrangement | Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation	8.50%
Minera Exar S.A. | Ganfeng | Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation	46.70%
Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of Fact and Basis for Preparation of Financial Statements When not Going Concern basis	100.00%		100.00%	100.00%
Guarantee given for the loans	$ 19,600		$ 19,600	$ 19,600
Share Of Gains Losses On Extinguishment Of Loans Receivable		$ 50,671
Exar Capital B.V. | Revised Repayment Mechanism [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Gain loss on extinguishment of loans receivable		$ 113,105
Gain losses on derivatives net of tax				21,541
Share Of Gains Losses On Derivatives Net Of Tax			9,650
Share Of Other Capital Income Relating To Deferred Tax			3,305
Exar Capital B.V. | 2020 Cauchari Transaction
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans to Exar Capital	$ 79,674		$ 79,674	$ 79,674
Borrowings, maturity				7 years
Non-interest bearing loan				$ 82,926
Exar Capital B.V. | Ganfeng
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans to Exar Capital						$ 70,856
Exar Capital B.V. | Ganfeng | Amendment To The Terms Of The Loan One [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans to Exar Capital					$ 125,847
Gain loss due to amendment of the loan terms gross				54,991
Gain loss due to amendment of the loan terms gross adjusted against investment				34,637
Gain loss due to amendment of loans recognized in the income statement				$ 20,354
Exar Capital B.V. | Ganfeng | Transactions Before 2020 | Floating interest rate [member] | Secured Overnight Financing Rate [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loan Receivable Variable Interest Rate Spread				10.305%
Exar Capital B.V. | Ganfeng | Transactions Before 2020 | Bottom of Range
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loan Receivable Bearing Fixed Rate Of Interest Percentage	9.72%		9.72%	9.72%
Exar Capital B.V. | Ganfeng | Transactions Before 2020 | Top of Range
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loan Receivable Bearing Fixed Rate Of Interest Percentage	12.64%		12.64%	12.64%